Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities
NOTE 3:-       MARKETABLE SECURITIES

The following is a summary of marketable securities at December 31, 2010 and 2011:

	2010				2011
	Amortized	Gross unrealized	Gross unrealized	Fair market	Amortized	Gross unrealized	Fair market
	Cost	gains	losses	value	cost	gains	value

Government bonds	$2,013	$-	$-	$2,013	$400	$0	$400
Corporate debentures	18,258	180	-	18,438	12,909	72	12,981

	$20,271	$180	$-	$20,451	$13,309	$72	$13,381

Aggregate maturities of marketable securities for years subsequent to December 31, 2011 are:

	Amortized cost	Fair market value

2012 (short-term marketable securities)	$9,595	$9,665
2013	-	-
2014 and thereafter	3,714	3,716

	$13,309	$13,381

During 2011, the Company recorded proceeds from sales and maturity of these securities in amount of $ 6,201 and $ 4,258, respectively.

As of December 31, 2010 and 2011, interest receivable amounted to $ 307 and $ 213, respectively, and is included within other accounts receivable in the balance sheets.